OTHER INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The components of intangible assets as of March 31, 2026 and September 30, 2025 were as follows (in thousands):

	March 31, 2026	September 30, 2025
Intangible assets subject to amortization:
Software	¥7,578	¥18,272
Trademark	500	500
Accumulated amortization	(4,845)	(13,651)
Net carrying amount	3,233	5,121

Intangible assets not subject to amortization:
Software in progress	47,225	42,330
Total intangible assets	¥50,458	¥47,451

SCHEDULE OF AMORTIZATION EXPENSE FOR OTHER INTANGIBLE ASSETS

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Years ending September 30:
Remainder of 2026	¥1,832
2027	1,214
2028	125
2029	50
2030	12
Thereafter	-
Total	¥3,233